PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Health Care - Movements of Projected Benefit Obligation (Details) - Post-employment health care benefit cost - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	Rp 2,419	Rp 1,592
Net periodic post-employment health care benefit costs	335	276
Actuarial gain (losses) recognised in OCI	(3,641)	1,460
Return on plan assets (excluding amount included in net interest expense)	1,082	(909)
Pension benefit obligations at end of year	Rp 195	Rp 2,419